Long-term debt (Tables)	9 Months Ended
Sep. 30, 2020
Long-term debt
Schedule of long-term debt

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Lampung facility:
Export credit tranche	$83,045	$94,210
FSRU tranche	19,680	22,812
$385 million facility:
Commercial tranche	235,437	249,635
Export credit tranche	46,167	51,167
Revolving credit facility	48,300	48,300
Outstanding principal	432,629	466,124
Lampung facility unamortized debt issuance cost	(3,310)	(4,309)
$385 million facility unamortized debt issuance cost	(4,115)	(4,854)
Total debt	425,204	456,961
Less: Current portion of long-term debt	(44,660)	(44,660)
Long-term debt	$380,544	$412,301